Share-based Compensation - LTIP (Details) - LTIP - USD ($)		6 Months Ended
	Mar. 15, 2017	Jun. 30, 2017
Ordinary Shares Purchased and Held by Trustee - Cost
Awards vested		$ 1,800,000
Awards forfeited		$ 58,000
Shared-based Compensation Award, Performance
Share based Compensation
Annual performance target determination period	2 days
Shared-based Compensation Award, Performance | Maximum
Share based Compensation
Cash amount of ordinary shares to be purchased	$ 17,800,000
Shared-based Compensation Award, Non-performance
Share based Compensation
Start of the vesting period after the publication of the annual report	1 day
Shared-based Compensation Award, Non-performance | Maximum
Share based Compensation
Cash amount of ordinary shares to be purchased	$ 353,000
Ordinary Shares
Ordinary Shares Purchased and Held by Trustee - Number of treasury shares
As at January 1		62,921
Purchased		35,095
Distributed		(42,038)
As at June 30		55,978
Ordinary Shares Purchased and Held by Trustee - Cost
As at January 1		$ 2,390,000
Purchased		1,367,000
Distributed		(1,800,000)
As at June 30		$ 1,957,000